STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
STATEMENTS OF OPERATIONS [Abstract]
Revenues (Note 10)	$ 34		$ 1,646
Cost of revenues (Note 10)	23	15	595
Gross profit (loss)	11	(15)	1,051
Sales and marketing	3		305
General and administrative	272	308	427
Other expenses			17
Operating profit (loss)	(264)	(323)	302
Financial income, net		18	36
Net profit (loss)	$ (264)	$ (305)	$ 338
Per share data-
Basic and Diluted earnings (loss)	$ (0.098)	$ (0.113)	$ 0.126
Shares used in computing earnings (loss) per ordinary share:
Basic and Diluted	2,690,857	2,690,857	2,690,857